Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of movements in right-of-use assets

Right-of-Use Assets	Vessel		Vessel Equipment	Properties	Other	Total
As of January 1, 2019	206,753	(*)	2,630	4,969	19	214,371
Additions	1,001		336	1,080	47	2,464
Depreciation expense	(7,722)		(1,109)	(1,499)	(10)	(10,340)
As of December 31, 2019	200,032		1,857	4,550	56	206,495
*

The balance as of December 31, 2018 represented the vessel held under finance lease and was included in the financial statement line “Vessel held under finance lease”, which was renamed to “Right-of-use assets” as of January 1, 2019.

Schedule of analysis of lease liabilities

Lease Liabilities
As of January 1, 2019	213,374
Additions	1,462
Lease charge (Note 19)	10,506
Payments	(20,412)
As of December 31, 2019	204,930
Lease liability, current portion	9,363
Lease liability, non-current portion	195,567
Total	204,930